UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
DIVIDEND STRATEGY PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Shares	Security	Value

COMMON STOCKS† — 97.5%
CONSUMER DISCRETIONARY — 4.9%
Hotels, Restaurants & Leisure — 1.3%
10,821	McDonald’s Corp.	$595,804

Household Durables — 0.5%
11,660	Leggett & Platt Inc.	202,301

Media — 0.6%
9,160	Comcast Corp., Class A Shares	136,118
9,800	Regal Entertainment Group, Class A Shares	121,912

	Total Media	258,030

Multiline Retail — 0.1%
1,400	Target Corp.	61,068

Specialty Retail — 2.3%
13,270	Gap Inc.	216,567
27,399	Home Depot Inc.	710,730
6,120	Williams-Sonoma Inc.	86,047

	Total Specialty Retail	1,013,344

Textiles, Apparel & Luxury Goods — 0.1%
800	V.F. Corp.	51,752

	TOTAL CONSUMER DISCRETIONARY	2,182,299

CONSUMER STAPLES — 11.9%
Beverages — 2.0%
10,809	Coca-Cola Co.	538,721
5,897	PepsiCo Inc.	334,655

	Total Beverages	873,376

Food & Staples Retailing — 2.5%
18,700	Safeway Inc.	353,991
14,600	Wal-Mart Stores Inc.	728,248

	Total Food & Staples Retailing	1,082,239

Food Products — 4.4%
4,272	Cadbury PLC, ADR	168,872
8,200	General Mills Inc.	483,062
6,600	H.J. Heinz Co.	253,836
14,392	Kraft Foods Inc., Class A Shares	407,869
23,451	Unilever PLC, ADR	617,934

	Total Food Products	1,931,573

Household Products — 3.0%
7,150	Kimberly-Clark Corp.	417,918
16,640	Procter & Gamble Co.	923,686

	Total Household Products	1,341,604

	TOTAL CONSUMER STAPLES	5,228,792

ENERGY — 12.4%
Energy Equipment & Services — 2.3%
7,470	Baker Hughes Inc.	302,535
2,430	Diamond Offshore Drilling Inc.	218,384
5,360	Halliburton Co.	118,402
7,090	Schlumberger Ltd.	379,315

	Total Energy Equipment & Services	1,018,636

Oil, Gas & Consumable Fuels — 10.1%
11,500	BP PLC, ADR	575,460
17,264	Chevron Corp.	1,199,330
1,510	ConocoPhillips	66,002
20,130	El Paso Corp.	202,508
24,022	Exxon Mobil Corp.	1,690,909
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Oil, Gas & Consumable Fuels — 10.1% (continued)
4,600	Newfield Exploration Co. *	$180,918
3,300	Petroleo Brasileiro SA, ADR	136,092
12,298	Spectra Energy Corp.	225,791
3,100	Total SA, ADR	172,515

	Total Oil, Gas & Consumable Fuels	4,449,525

	TOTAL ENERGY	5,468,161

FINANCIALS — 16.2%
Capital Markets — 1.6%
7,341	Bank of New York Mellon Corp.	200,703
5,390	Franklin Resources Inc.	477,985

	Total Capital Markets	678,688

Commercial Banks — 1.3%
15,850	Comerica Inc.	377,864
32,200	KeyCorp	186,116

	Total Commercial Banks	563,980

Diversified Financial Services — 4.8%
49,350	Bank of America Corp.	729,886
35,901	JPMorgan Chase & Co.	1,387,574

	Total Diversified Financial Services	2,117,460

Insurance — 3.0%
13,032	Chubb Corp.	601,818
17,000	Travelers Cos. Inc.	732,190

	Total Insurance	1,334,008

Real Estate Investment Trusts (REITs) — 5.3%
71,830	Annaly Capital Management Inc.	1,210,335
3,370	AvalonBay Communities Inc.	196,134
3,930	Boston Properties Inc.	207,897
61,800	Chimera Investment Corp.	221,244
3,820	Host Hotels & Resorts Inc.	34,686
5,460	LaSalle Hotel Properties	81,409
7,230	Simon Property Group Inc.	402,855

	Total Real Estate Investment Trusts (REITs)	2,354,560

Thrifts & Mortgage Finance — 0.2%
6,700	Hudson City Bancorp Inc.	94,202

	TOTAL FINANCIALS	7,142,898

HEALTH CARE — 12.6%
Health Care Equipment & Supplies — 2.0%
15,300	Baxter International Inc.	862,461

Pharmaceuticals — 10.6%
19,792	Abbott Laboratories	890,442
17,900	Bristol-Myers Squibb Co.	389,146
24,990	Johnson & Johnson	1,521,641
22,780	Merck & Co. Inc.	683,628
14,800	Novartis AG, ADR	675,176
20,200	Pfizer Inc.	321,786
5,000	Roche Holding AG, ADR	196,700

	Total Pharmaceuticals	4,678,519

	TOTAL HEALTH CARE	5,540,980

INDUSTRIALS — 14.0%
Aerospace & Defense — 3.6%
1,960	Boeing Co.	84,104
20,872	Honeywell International Inc.	724,258
8,200	Northrop Grumman Corp.	365,556
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Aerospace & Defense — 3.6% (continued)
8,800	Raytheon Co.	$413,160

	Total Aerospace & Defense	1,587,078

Air Freight & Logistics — 1.3%
10,750	United Parcel Service Inc., Class B Shares	577,598

Commercial Services & Supplies — 1.4%
22,300	Waste Management Inc.	626,853

Electrical Equipment — 1.8%
21,340	Emerson Electric Co.	776,349

Industrial Conglomerates — 4.7%
4,280	3M Co.	301,826
46,565	General Electric Co.	623,971
24,660	McDermott International Inc. *	481,856
5,250	Tyco International Ltd.	158,655
9,200	United Technologies Corp.	501,124

	Total Industrial Conglomerates	2,067,432

Machinery — 1.2%
5,590	Dover Corp.	190,116
4,950	PACCAR Inc.	171,517
4,200	Parker Hannifin Corp.	185,976

	Total Machinery	547,609

	TOTAL INDUSTRIALS	6,182,919

INFORMATION TECHNOLOGY — 16.0%
Communications Equipment — 1.1%
8,890	Nokia Oyj, ADR	118,593
5,210	QUALCOMM Inc.	240,754
11,510	Telefonaktiebolaget LM Ericsson, ADR	111,877

	Total Communications Equipment	471,224

Computers & Peripherals — 1.9%
3,500	Hewlett-Packard Co.	151,550
5,700	International Business Machines Corp.	672,201

	Total Computers & Peripherals	823,751

IT Services — 1.2%
14,500	Automatic Data Processing Inc.	540,125

Semiconductors & Semiconductor Equipment — 8.7%
46,630	Applied Materials Inc.	643,494
24,300	Intel Corp.	467,775
23,360	Linear Technology Corp.	627,683
28,240	Microchip Technology Inc.	760,503
72,613	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	760,260
23,560	Texas Instruments Inc.	566,618

	Total Semiconductors & Semiconductor Equipment	3,826,333

Software — 3.1%
59,251	Microsoft Corp.	1,393,584

	TOTAL INFORMATION TECHNOLOGY	7,055,017

MATERIALS — 3.0%
Chemicals — 2.0%
1,700	Air Products & Chemicals Inc.	126,820
10,550	E.I. du Pont de Nemours & Co.	326,311
2,100	Ecolab Inc.	87,171
6,160	PPG Industries Inc.	338,800

	Total Chemicals	879,102

Metals & Mining — 0.3%
870	BHP Billiton Ltd., ADR	54,775
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Metals & Mining — 0.3% (continued)
2,120	Nucor Corp.	$94,277

	Total Metals & Mining	149,052

Paper & Forest Products — 0.7%
8,408	Weyerhaeuser Co.	294,616

	TOTAL MATERIALS	1,322,770

TELECOMMUNICATION SERVICES — 4.9%
Diversified Telecommunication Services — 3.2%
37,200	AT&T Inc.	975,756
9,900	Verizon Communications Inc.	317,493
17,000	Windstream Corp.	149,090

	Total Diversified Telecommunication Services	1,442,339

Wireless Telecommunication Services — 1.7%
36,057	Vodafone Group PLC, ADR	742,053

	TOTAL TELECOMMUNICATION SERVICES	2,184,392

UTILITIES — 1.6%
Electric Utilities — 0.8%
860	American Electric Power Co. Inc.	26,626
1,500	Exelon Corp.	76,290
4,600	FPL Group Inc.	260,682

	Total Electric Utilities	363,598

Multi-Utilities — 0.8%
3,200	PG&E Corp.	129,184
4,000	Sempra Energy	209,720

	Total Multi-Utilities	338,904

	TOTAL UTILITIES	702,502

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $42,764,631)	43,010,730

Face
Amount

SHORT-TERM INVESTMENT‡ — 2.3%
Repurchase Agreement — 2.3%
$1,002,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity — $1,002,016; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due 3/12/10 to 4/23/14; Market value — $1,022,041) (Cost — $1,002,000)	1,002,000

	TOTAL INVESTMENTS — 99.8% (Cost — $43,766,631#)	44,012,730
	Other Assets in Excess of Liabilities — 0.2%	93,071

	TOTAL NET ASSETS — 100.0%	$44,105,801

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted FAS 157. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks and/or Other Equity Investments†	$43,010,730	—	—	$43,010,730
Short-Term Investments†	—	$1,002,000	—	1,002,000

Total Investments	$43,010,730	$1,002,000	—	$44,012,730

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.

Notes to Schedule of Investments (unaudited) (continued)
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,732,160
Gross unrealized depreciation	(4,486,061)

Net unrealized appreciation	$246,099

3. Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 28, 2009